PREPAYMENT AND OTHER CURRENT ASSETS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Prepayment for equipment purchase	$ 4,826,322	$ 3,808,938
Other prepaid expenses	371,778	261,037
Prepayment and other current assets	$ 5,198,100	$ 4,069,975